Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Debt	Debt
Long-term debt is comprised of the following:

As of December 31,	2024	2023
6.875% senior secured notes due November 1, 2027 (Face value of $485.0 million less unamortized issuance costs of $3.4 million and $4.6 million at December 31, 2024 and 2023, respectively)	$481.6	$480.4
Finance leases	2.8	0.3
Other debt	8.8	23.5
Total	493.2	504.2
Less – current maturities	5.0	13.0
Total long-term debt	$488.2	$491.2
Long-term debt is carried at amortized cost and its estimated fair value is based on market prices classified as Level 2 in the fair value hierarchy. Presented below are the estimated fair values of long-term debt.

As of December 31,	2024	2023
6.875% senior secured notes due November 1, 2027	$471.3	$437.5
The company’s principal sources of liquidity are cash on hand, cash from operations and its Amended and Restated ABL Credit Facility, discussed below. The company and certain international subsidiaries have access to uncommitted lines of credit from various banks.
At December 31, 2024, the company had met all covenants and conditions under its various lending agreements. The company expects to continue to meet these covenants and conditions through at least the next twelve months.
Maturities of long-term debt, including finance leases, in each of the next five years and thereafter are as follows:

Year	Total	Long-Term Debt	Finance Leases
2025	$5.0	$4.5	$0.5
2026	4.0	3.3	0.7
2027	483.2	482.5	0.7
2028	0.8	0.1	0.7
2029	0.2	—	0.2
Total	$493.2	$490.4	$2.8
Cash paid for interest and capitalized interest expense was as follows:

Year ended December 31,	2024	2023	2022
Cash paid for interest	$35.4	$35.5	$36.5
Capitalized interest expense	$4.5	$5.7	$5.1
Senior Secured Notes due 2027
The company has outstanding $485.0 million aggregate principal amount of its 6.875% Senior Secured Notes due 2027 (the 2027 Notes). The 2027 Notes pay interest semiannually on May 1 and November 1 and will mature on November 1, 2027, unless earlier repurchased or redeemed. The 2027 Notes are fully and unconditionally guaranteed on a senior secured basis by Unisys Holding Corporation, Unisys NPL, Inc. and Unisys AP Investment Company I, each of which is a U.S. corporation that is directly or indirectly owned by the company (the subsidiary guarantors).
The 2027 Notes and the related guarantees rank equally in right of payment with all of the existing and future senior debt of the company and its subsidiary guarantors and senior in right of payment to any future subordinated debt of the company and its subsidiary guarantors. The 2027 Notes and the related guarantees are structurally subordinated to all existing and future liabilities (including preferred stock, trade payables and pension liabilities) of the subsidiaries of the company that are not subsidiary guarantors. The 2027 Notes and the guarantees are secured by liens on substantially all assets of the company and the subsidiary guarantors, other than certain excluded assets (the collateral). The liens securing the 2027 Notes on certain Asset Based Lending (ABL) collateral are subordinated to the liens on ABL collateral in favor of the ABL secured parties and, in the future, the liens securing the 2027 Notes may be subordinated to liens on the collateral securing certain permitted first lien debt, subject to certain limitations and permitted liens.
The company may, on any one or more occasions, redeem all or a part of the 2027 Notes at specified redemption premiums, declining to par for any redemptions on or after November 1, 2025.
The indenture contains covenants that limit the ability of the company and its restricted subsidiaries to, among other things: (i) incur additional indebtedness and guarantee indebtedness; (ii) pay dividends or make other distributions or repurchase or redeem its capital stock; (iii) prepay, redeem or repurchase certain debt; (iv) issue certain preferred stock or similar equity securities; (v) make loans and investments; (vi) sell assets; (vii) create or incur liens; (viii) enter into transactions with affiliates; (ix) enter into agreements restricting its subsidiaries’ ability to pay dividends; and (x) consolidate, merge or sell all or substantially all of its assets. These covenants are subject to several important limitations and exceptions.
If the company experiences certain kinds of changes of control (as defined in the indenture), it will be required to offer to repurchase the 2027 Notes at 101% of the principal amount of the 2027 Notes, plus accrued and unpaid interest as of the repurchase date, if any. In addition, if the company sells assets under certain circumstances, it must apply the proceeds towards an offer to repurchase the 2027 Notes at a price equal to par plus accrued and unpaid interest, if any.
The indenture also provides for events of default, which, if any of them occur, would permit or require the principal, premium, if any, interest and any other monetary obligations on all the then outstanding 2027 Notes to be due and payable immediately.
Interest expense related to the 2027 Notes is comprised of the following:

Year ended December 31,	2024	2023	2022
Contractual interest coupon	$33.3	$33.3	$33.3
Amortization of issuance costs	1.2	1.2	1.2
Total	$34.5	$34.5	$34.5
Asset Based Lending (ABL) Credit Facility
The company has a secured revolving credit facility (the Amended and Restated ABL Credit Facility), which was amended in October 2024 (the Amendment). Among other things, the Amendment extended the maturity from October 29, 2025 to October 29, 2027 and reduced the aggregate amount of loans and letters of credit available under the Amended and Restated ABL Credit Facility to $125.0 million (with a limit on letters of credit of $40.0 million), with an accordion feature provision allowing for the aggregate amount available to be increased up to $155.0 million upon the satisfaction of certain specified conditions.
Availability under the credit facility is subject to a borrowing base calculated by reference to the company’s receivables. At December 31, 2024, the company had no borrowings and no letters of credit outstanding. Availability under the credit facility was $117.1 million.
The Amended and Restated ABL Credit Facility is subject to a springing maturity, under which the Amended and Restated ABL Credit Facility will immediately mature 91 days prior to the maturity date of the 2027 Notes or any date on which contributions to pension funds in the United States in an amount in excess of $100.0 million are required to be paid unless the company is able to meet certain conditions, including that the company has the liquidity (as defined in the Amended and Restated ABL Credit Facility) to cash settle the amount the remaining outstanding balance of the 2027 Notes or the amount of such pension payments, as applicable, no default or event of default has occurred under the Amended and Restated ABL Credit Facility, the company’s liquidity is above $130.0 million and the company is in compliance with the then applicable fixed charge coverage ratio on a pro forma basis.
The Amended and Restated ABL Credit Facility is guaranteed by the subsidiary guarantors and any future material domestic subsidiaries. The facility is secured by the assets of the company and the subsidiary guarantors, other than certain excluded assets, under a security agreement entered into by the company and the subsidiary guarantors in favor of Bank of America, N.A., as agent for the lenders under the credit facility.
The company is required to maintain a minimum fixed charge coverage ratio if the availability under the Amended and Restated ABL Credit Facility falls below the greater of 10% of the lenders’ commitments under the facility and $12.5 million.
The Amended and Restated ABL Credit Facility contains customary representations and warranties, including, but not limited to, that there has been no material adverse change in the company’s business, properties, operations or financial condition. The Amended and Restated ABL Credit Facility includes restrictions on the ability of the company and its subsidiaries to, among other things, incur other debt or liens, dispose of assets and make acquisitions, loans and investments, repurchase its equity, and prepay other debt. These restrictions are subject to several important limitations and exceptions. Events of default include non-payment, failure to comply with covenants, materially incorrect representations and warranties, change of control and default under other debt aggregating at least $50.0 million, subject to relevant cure periods, as applicable.